SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Consolidation

     The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries, which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Accounting Records and Use Of Estimates [Policy Text Block]

Accounting Records and Use of Estimates

     The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Company’s financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation and amortization, income tax assets and liabilities, fair value of marketable securities, revenue recognition and accrued expenses. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Rental Income [Policy Text Block]

Rental Income

     All of the real estate owned by the Company is held for leasing to tenants except for a small portion used for Company offices. Rent is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. Contingent rental income is recorded when earned and is not based on tenant revenue. Based upon its periodic assessment of the quality of the receivables, management, using its historical knowledge of the tenants and industry experience, determines whether a reserve or write-off is required. Management has determined that no allowance for uncollected receivables is considered necessary.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

     Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

     Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.

     The Company reviews long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. At July 31, 2012 and 2011, there were no impairments of its property and equipment.

Deferred Charges, Policy [Policy Text Block]

Deferred Charges

     Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 1 to 21 years, using the straight-line method.

Income Tax, Policy [Policy Text Block]

Income Taxes

     Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. Deferred tax assets result principally from the recording of certain accruals and reserves which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation.

Earnings Per Share, Policy [Policy Text Block]

Income Per Share of Common Stock

     Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2012, 2011 and 2010.

Nonmonetary Asset Exchanges [Policy Text Block]

Nonmonetary Asset Exchanges

     In connection with the lease termination and settlement, the Company transferred title to 484 Fulton Street, Brooklyn, New York and in return received title to 14 Hanover Place, Brooklyn, New York. These transactions are recorded at the appraised values of the buildings transferred and received. The appraised values of the two properties were not derived from a negotiation between parties as to the actual purchase and sale prices for such properties since no such negotiation took place. The exchange was accounted for under ASC Topic 805 “Exchanges of Nonmonetary Assets”.

Marketable Securities, Policy [Policy Text Block]

Marketable Securities

     The Company categorizes marketable securities as either trading, available-for-sale or held-to-maturity at the time of purchase. Trading securities are carried at fair value with unrealized gains and losses included in income. Available-for-sale securities are carried at fair value measurements using quoted prices in active markets for identical assets or liabilities (which is considered a Level 1 valuation) with unrealized gains and losses recorded as a separate component of shareholders’ equity. Held-to-maturity securities are carried at amortized cost. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The Company did not classify any securities as trading during the three years ended July 31, 2012.

     The Company adopted Accounting Standards Certification (ASC) 820, Fair Value Measurements and Disclosures in 2011. ASC 820 establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

     In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

Fair Value Measurements at Reporting Date Using
		Quoted				Quoted
		Prices in				Prices in
		Active				Active
		Markets For	Significant			Markets For	Significant
		Identical	Other	Significant		Identical	Other	Significant
		Assets/	Observable	Unobservable		Assets/	Observable	Unobservable
		Liabilities	Inputs	Inputs		Liabilities	Inputs	Inputs
Description	July 31, 2012	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities -
available-for-sale	$2,215,209	$2,215,209	$—	$—	$1,332,460	$1,332,460	$—	$—
Held-to-maturity	178,176	178,176	—	—	575,937	575,937	—	—
	$2,393,385	$2,393,385	$—	$—	$1,908,397	$1,908,397	$—	$—

Reclassification, Policy [Policy Text Block]

Reclassifications

     The consolidated financial statements for prior years reflect certain reclassifications to conform with classifications adopted in 2010. These reclassifications have no effect on net income or loss.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Literature

     In September 2011, the FASB issued Update No. 2011-09, Compensation - Retirement Benefits (Topic 715): Disclosures About an Employer’s Participation in a Multiemployer Plan. This standard requires enhanced disclosures about an entity’s participation in multiemployer plans that offer pension and other postretirement benefits and became effective for interim and annual periods ending on or after December 15, 2011. The adoption of this update for the year ended July 31, 2012 did not have a material impact on our consolidated financial statements.